S000036205 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
C000179755 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.01%	0.01%		1.48%
Performance Inception Date			Jan. 03, 2017
C000179755 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.14%	(1.46%)		0.14%
Performance Inception Date			Jan. 03, 2017
C000179755 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	(0.58%)		0.57%
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date for Class Inst shares include the returns of the Fund's Class A shares through January 2, 2017. Class A shares were offered prior to the inception date of the Fund's Class Inst shares but have since been merged into the Fund's Class Inst shares.